CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS & NOTES -- 0.2%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Financial Services -- 0.2%
-----------------------------------------------------------------------------
      $   360          Associates Corp. of North America,
                       5.96%, 5/15/00                            $    359,896
-----------------------------------------------------------------------------
                                                                 $    359,896
-----------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $359,896)                                    $    359,896
-----------------------------------------------------------------------------
COMMERCIAL PAPER -- 47.6%
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Automotive -- 1.5%
-----------------------------------------------------------------------------
      $ 1,800          Ford Motor Credit Co., 5.75%, 1/7/00      $  1,798,275
        1,700          General Motors Acceptance Corp.,
                       5.87%, 1/19/00                               1,695,010
-----------------------------------------------------------------------------
                                                                 $  3,493,285
-----------------------------------------------------------------------------
Banking and Finance -- 11.0%
-----------------------------------------------------------------------------
      $ 3,115          American Express Credit Corp.,
                       5.82%, 1/20/00                            $  3,105,432
        5,085          Asset Securitization Coop. Corp.,
                       5.90%, 2/28/00(1)                            5,036,664
        3,848          CIESCO, 5.90%, 2/14/00                       3,820,251
        1,105          CIESCO, 5.97%, 1/21/00                       1,101,335
        2,620          CIT Group Holdings, Inc., 5.80%, 1/6/00      2,617,889
        3,000          Corporate Asset Funding Co., Inc.,
                       5.97%, 2/7/00(1)                             2,981,592
        3,500          Corporate Receivables Corp.,
                       5.97%, 1/19/00(1)                            3,489,553
        3,500          Delaware Funding Corp.,
                       6.05%, 1/18/00(1)                            3,490,000
-----------------------------------------------------------------------------
                                                                 $ 25,642,716
-----------------------------------------------------------------------------
Chemicals -- 1.6%
-----------------------------------------------------------------------------
      $ 3,634          E.I. duPont de Nemours & Co.,
                       5.82%, 1/18/00                            $  3,624,013
-----------------------------------------------------------------------------
                                                                 $  3,624,013
-----------------------------------------------------------------------------
Credit Unions -- 2.1%
-----------------------------------------------------------------------------
      $ 5,000          Mid-States Corp. Federal Credit Union,
                       6.15%, 1/27/00                            $  4,977,792
-----------------------------------------------------------------------------
                                                                 $  4,977,792
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Electric Utilities -- 3.3%
-----------------------------------------------------------------------------
      $ 1,000          National Rural Utilities Coop. Finance
                       Corp., 5.86%, 3/9/00                      $    988,931
        1,440          National Rural Utilities Coop. Finance
                       Corp., 5.90%, 3/21/00                        1,421,120
        1,500          National Rural Utilities Coop. Finance
                       Corp., 6.02%, 3/23/00                        1,479,432
        3,800          TECO Finance, Inc., 6.05%, 1/11/00(1)        3,793,614
-----------------------------------------------------------------------------
                                                                 $  7,683,097
-----------------------------------------------------------------------------
Electrical and Electronic Equipment -- 5.1%
-----------------------------------------------------------------------------
      $ 1,350          General Electric Capital Corp.,
                       5.97%, 1/18/00                            $  1,346,195
        2,000          General Electric Capital Corp.,
                       5.98%, 1/19/00                               1,994,020
        2,800          General Electric Capital Corp.,
                       6.00%, 1/24/00                               2,789,267
        1,270          General Electric Capital Corp.,
                       6.00%, 1/25/00                               1,264,920
        1,500          General Electric Capital Corp.,
                       6.09%, 3/13/00                               1,481,730
        3,000          Panasonic Finance America,
                       5.88%, 2/8/00(1)                             2,981,380
-----------------------------------------------------------------------------
                                                                 $ 11,857,512
-----------------------------------------------------------------------------
Financial Services -- 2.2%
-----------------------------------------------------------------------------
      $ 3,500          John Hancock Capital Corp.,
                       5.90%, 1/14/00(1)                         $  3,492,543
        1,700          Norwest Financial, Inc., 5.82%, 2/1/00       1,691,480
-----------------------------------------------------------------------------
                                                                 $  5,184,023
-----------------------------------------------------------------------------
Food and Beverages -- 2.9%
-----------------------------------------------------------------------------
      $ 2,145          Coca-Cola Co., 5.77%, 1/18/00             $  2,139,156
        2,000          H.J. Heinz Co., 6.10%, 1/19/00               1,993,900
        2,605          Kellogg Co., 5.90%, 2/22/00                  2,582,800
-----------------------------------------------------------------------------
                                                                 $  6,715,856
-----------------------------------------------------------------------------
Insurance -- 7.3%
-----------------------------------------------------------------------------
      $ 5,000          A.I. Credit Corp., 5.82%, 1/28/00         $  4,978,175
        2,000          American General Corp., 5.96%, 2/10/00       1,986,756
        1,500          American General Finance Corp.,
                       5.98%, 1/26/00                               1,493,771
        3,565          MetLife Funding, Inc., 5.85%, 1/25/00        3,551,096
        5,000          USAA Capital Corp., 6.05%, 2/7/00            4,968,910
-----------------------------------------------------------------------------
                                                                 $ 16,978,708
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Oil -- 3.8%
-----------------------------------------------------------------------------
      $ 2,500          Chevron USA, Inc., 5.77%, 1/10/00         $  2,496,394
        2,500          Chevron USA, Inc., 5.77%, 1/11/00            2,495,993
        4,000          Chevron USA, Inc., 5.90%, 2/18/00            3,968,533
-----------------------------------------------------------------------------
                                                                 $  8,960,920
-----------------------------------------------------------------------------
Pharmaceutical -- 1.9%
-----------------------------------------------------------------------------
      $ 2,000          Pfizer, Inc., 5.73%, 2/15/00(1)           $  1,985,675
        2,500          Pfizer, Inc., 5.77%, 2/2/00(1)               2,487,177
-----------------------------------------------------------------------------
                                                                 $  4,472,852
-----------------------------------------------------------------------------
Telecommunications -- 4.9%
-----------------------------------------------------------------------------
      $ 3,400          AT&T Corp., 5.95%, 1/24/00                $  3,387,075
        5,000          BellSouth Telecommunications, Inc.,
                       5.75%, 2/25/00                               4,956,076
        3,000          SBC Communications, Inc.,
                       5.75%, 2/15/00(1)                            2,978,438
-----------------------------------------------------------------------------
                                                                 $ 11,321,589
-----------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $110,912,363)                                $110,912,363
-----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 52.2%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
      $ 3,450          FHLB Discount Notes, 5.18%, 1/5/00        $  3,448,015
        6,420          FHLB Discount Notes, 5.49%, 2/11/00          6,379,859
        2,335          FHLB Discount Notes, 5.65%, 3/9/00           2,310,080
        8,158          FHLB Discount Notes, 5.65%, 3/10/00          8,069,656
        3,000          FHLMC Discount Notes, 5.58%, 1/12/00         2,994,885
        3,000          FHLMC Discount Notes, 5.55%, 1/13/00         2,994,450
        1,900          FHLMC Discount Notes, 5.53%, 1/31/00         1,891,244
       30,000          FHLMC Discount Notes, 5.75%, 2/2/00         29,846,667
        2,170          FHLMC Discount Notes, 5.48%, 2/4/00          2,158,769
        3,105          FHLMC Discount Notes, 5.525%, 2/9/00         3,086,415
        4,035          FHLMC Discount Notes, 5.75%, 2/15/00         4,005,998
        2,765          FHLMC Discount Notes, 5.57%, 2/23/00         2,742,326
        1,225          FNMA Discount Notes, 5.57%, 1/20/00          1,221,398
        3,000          FNMA Discount Notes, 5.58%, 1/21/00          2,990,700
        4,490          FNMA Discount Notes, 5.52%, 1/26/00          4,472,789
        2,500          FNMA Discount Notes, 5.52%, 1/27/00          2,490,034
        2,000          FNMA Discount Notes, 5.53%, 1/28/00          1,991,705
        3,350          FNMA Discount Notes, 5.55%, 2/2/00           3,333,473
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
      $ 5,799          FNMA Discount Notes, 5.545%, 2/3/00       $  5,769,524
        4,970          FNMA Discount Notes, 5.55%, 2/3/00           4,944,715
        3,000          FNMA Discount Notes, 5.54%, 2/4/00           2,984,304
        2,500          FNMA Discount Notes, 5.48%, 2/8/00           2,485,539
        5,875          FNMA Discount Notes, 5.55%, 2/17/00          5,832,431
        2,505          FNMA Discount Notes, 5.60%, 2/24/00          2,483,958
        5,000          FNMA Discount Notes, 5.64%, 3/2/00           4,952,217
        3,665          FNMA Discount Notes, 5.635%, 3/7/00          3,627,137
        2,145          FNMA Discount Notes, 5.84%, 3/16/00          2,118,903
-----------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $121,627,191)                               $121,627,191
-----------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $232,899,450)                                $232,899,450(2)
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                           $     58,419
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $232,957,869
-----------------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FHLB - Federal Home Loan Bank

 FNMA - Federal National Mortgage Association (Fannie Mae)

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for federal income tax purposes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
------------------------------------------------------
Investments, at value                     $232,899,450
Cash                                           110,197
Interest receivable                              2,779
------------------------------------------------------
TOTAL ASSETS                              $233,012,426
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      2,216
Accrued expenses                                52,341
------------------------------------------------------
TOTAL LIABILITIES                         $     54,557
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $232,957,869
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $232,957,869
------------------------------------------------------
TOTAL                                     $232,957,869
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
----------------------------------------------------
Interest                                  $8,370,938
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $8,370,938
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  803,098
Trustees' fees and expenses                   14,514
Custodian fee                                105,849
Legal and accounting services                 31,884
Amortization of organization expenses            907
Miscellaneous                                  2,972
----------------------------------------------------
TOTAL EXPENSES                            $  959,224
----------------------------------------------------

NET INVESTMENT INCOME                     $7,411,714
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       7,411,714  $       6,761,310
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       7,411,714  $       6,761,310
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     678,102,808  $     610,798,591
   Withdrawals                                 (592,899,074)      (660,957,683)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      85,203,734  $     (50,159,092)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      92,615,448  $     (43,397,782)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     140,342,421  $     183,740,203
------------------------------------------------------------------------------
AT END OF YEAR                            $     232,957,869  $     140,342,421
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                       YEAR ENDED DECEMBER 31,
                                --------------------------------------
                                 1999    1998    1997    1996    1995
----------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------
Expenses                        0.60%   0.61%   0.59%   0.59%     0.60%
Net investment income           4.60%   4.90%   4.96%   4.83%     5.36%
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $1,846 credit balances were used to reduce the Portfolio's custodian fee.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $803,098 for the year ended
   December 31, 1999. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments, during the year ended December 31, 1999, exclusive of U.S. Government securities, aggregated $804,751,934 and $791,198,404, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $658,127,431 and $587,419,966, respectively.

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CASH MANAGEMENT PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 31, 2000

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT


CASH MANAGEMENT PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant